Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2015	$ 109,544,000
2016	104,430,000
2017	100,258,000
2018	98,126,000
2019	92,092,000
Amortization Expense [Abstract]
Amortization Of Intangible Assets	110,359,000	$ 98,483,000	$ 93,100,000
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,430,042,000	1,397,640,000
Accumulated Amortization	(815,973,000)	(744,846,000)
Goodwill [Roll Forward]
Goodwill	13,082,180,000	11,658,187,000
Goodwill acquired		1,710,807,000
Reclassifications	0
Foreign Currency Translation Adjustment	(166,329,000)	(286,814,000)
Goodwill	13,032,750,000	13,082,180,000	11,658,187,000
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	216,420,000	216,617,000
Intangible Assets	830,489,000	869,411,000
Tradename [Member]
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	209,404,000	209,513,000
Management contracts [Member]
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	7,016,000	7,104,000
Segment North America(Member)
Goodwill [Roll Forward]
Goodwill	11,180,954,000	9,645,647,000
Goodwill acquired	43,186,000	1,535,840,000
Reclassifications	0
Foreign Currency Translation Adjustment	(561,000)	(533,000)
Goodwill	11,223,579,000	11,180,954,000	9,645,647,000
Segment EMEA (Member)
Goodwill [Roll Forward]
Goodwill	1,018,881,000	1,243,988,000
Goodwill acquired	52,484,000	19,010,000
Reclassifications	4,867,000
Foreign Currency Translation Adjustment	(132,260,000)	(244,117,000)
Goodwill	943,972,000	1,018,881,000	1,243,988,000
Segment Asia Pacific (Member)
Goodwill [Roll Forward]
Goodwill	365,351,000	269,802,000
Goodwill acquired	22,247,000	121,971,000
Reclassifications	(2,774,000)
Foreign Currency Translation Adjustment	(11,250,000)	(26,422,000)
Goodwill	373,574,000	365,351,000	269,802,000
Segment Latin America [Member]
Goodwill [Roll Forward]
Goodwill	100,824,000	80,367,000
Goodwill acquired	1,018,000	33,986,000
Reclassifications	0
Foreign Currency Translation Adjustment	(20,531,000)	(13,529,000)
Goodwill	79,275,000	100,824,000	80,367,000
Reporting Segment Total [Member]
Goodwill [Roll Forward]
Goodwill	12,666,010,000	11,239,804,000
Goodwill acquired	116,899,000	1,710,807,000
Reclassifications	2,093,000
Foreign Currency Translation Adjustment	(164,602,000)	(284,601,000)
Goodwill	12,620,400,000	12,666,010,000	11,239,804,000
Corporates [Member]
Goodwill [Roll Forward]
Goodwill	416,170,000	418,383,000
Goodwill acquired	0
Reclassifications	(2,093,000)
Foreign Currency Translation Adjustment	(1,727,000)	(2,213,000)
Goodwill	412,350,000	416,170,000	$ 418,383,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	346,186,000	338,443,000
Accumulated Amortization	(273,220,000)	(257,234,000)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,510,000	113,346,000
Accumulated Amortization	(57,821,000)	(51,225,000)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	193,280,000	194,810,000
Accumulated Amortization	(112,167,000)	(111,754,000)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	140,914,000	122,944,000
Accumulated Amortization	(72,797,000)	(59,955,000)
Other intangible assets category [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	357,065,000	355,750,000
Accumulated Amortization	(264,621,000)	(252,619,000)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,333,000	32,653,000
Accumulated Amortization	0
Customer Relationships Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	262,754,000	239,694,000
Accumulated Amortization	$ (35,347,000)	$ (12,059,000)